Production Costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of production costs
Production costs are comprised of the following:

	2022	2021
Materials and consumables	$414,302	$381,446
Salaries and employee benefits (1)	310,715	317,081
Contractors	232,096	226,095
Utilities	56,204	48,675
Other expenses	30,843	34,165
Changes in inventories (2)	50,271	(81,983)
	$1,094,431	$925,479
(1)Salaries and employee benefits is comprised of:

	2022	2021
Wages, salaries and bonuses	$328,384	$352,736
Severances (3)	23,884	—
Share-based compensation	3,936	5,128
Total employee compensation and benefit expenses	356,204	357,864
Less: Expensed within General and Administrative expenses	(26,179)	(31,230)
Less: Expensed within Care and Maintenance expenses	(11,721)	(4,310)
Less: Expensed within Exploration expenses	(7,589)	(5,243)
Employee compensation and benefits expenses included in production costs	$310,715	$317,081
(2)Includes NRV adjustments to inventory to increase production costs by $97.7 million for the year ended December 31, 2022 (2021 - increase by $8.7 million).
(3)Includes $15.5 million, $5.6 million and $2.8 million of severances at Manantial Espejo, Morococha and Dolores respectively for the year ended December 31, 2022 (2021 - $nil).